Related-party transactions and party in interest - Schedule of Related Party Transactions (Details) - EBP, Employer, Common Stock - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	$ 32,994,000	$ 26,842,000
Sales	31,385,000	76,847,000
Cash dividends received	12,454,000	13,302,000
Realized gains	754,000	21,943,000
Unrealized gains	$ 30,148,000	$ 114,111,000